Summary of Significant Accounting Policies - Schedule Of Property Plant And Equipment Useful Life (Detail)	Dec. 31, 2022
Laboratory equipment [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer, software and office equipment [Member] | Minimum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer, software and office equipment [Member] | Maximum [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Furniture and fixtures [Member]
Schedule Of Property Plant And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years